Accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued liabilities
Accrued liabilities	$ 180,912	$ 230,450	$ 132,452
Accrued payroll expenses	$ 116,700	$ 163,600	$ 71,500